Trade Accounts Receivables, Net - Summary of Unbilled Receivables Concessions Corresponds to Future Collections for Public Services Granted According (Detail) - Unbilled Receivables Concessions [Member] - Service concession rights [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 234,688	S/ 584,174
Linea 1 - Metro de Lima [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	208,205	558,179
Operation and maintenance of roads [Member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	25,315	25,397
Others [member]
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable	S/ 1,168	S/ 598